Troutman Pepper Locke LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103 troutman.com

John P. Falco

D 215.981.4659

john.falco@troutman.com

March 24, 2025

Via EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) 1933 Act Registration No. 333-141120 1940 Act Registration No. 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), please find Post-Effective Amendment No. 332 to the Trust’s Registration Statement on Form N-1A (“PEA No. 335”).

PEA No. 335 relates only to the Trust’s series of shares named “Polen Focus Growth ETF” (the “Fund”) and is being filed to register the shares of the Fund.

If you have any questions or comments with respect to PEA No. 335, please do not hesitate to contact me directly at 215.981.4659 or in my absence, John M. Ford at 215-981-4009.

Very truly yours,

/s/ John P. Falco
John P. Falco

cc:	Joel Weiss, President of FundVantage Trust
John M. Ford, Esq.